Accounting policies (Details Narrative)											1 Months Ended											6 Months Ended			12 Months Ended
	Apr. 03, 2023 $ / shares shares	Apr. 03, 2023 GBP (£) shares	Mar. 27, 2023 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£) shares	Aug. 09, 2022 $ / shares shares	Jun. 08, 2022 USD ($) shares	Feb. 10, 2022 USD ($) $ / shares shares	Feb. 10, 2022 GBP (£)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Apr. 30, 2021 USD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 USD ($) $ / shares	Oct. 17, 2023 USD ($)	Oct. 17, 2023 GBP (£)	Jul. 10, 2023 £ / shares	Jun. 30, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£)	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£)	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares issued	200,000						11,678		63,280																						63,280		15,891
Exercise price | $ / shares	$ 5.00						$ 0.50															$ 212.50			$ 212.50
Par value per share | (per share)	0.30		$ 1.60																														£ 215.00
Net proceeds from the offering | $			$ 4,900,000
Offering expenses | $			$ 600,000
Exercise price | $ / shares	1.00																					1.00
Conversion price | $ / shares	$ 0.20																					0.20
Fair value of issue additional securities | £		£ 37,000
Exercised prefunded warrants																													4,114,500
Convertible loan notes to purchase																													519,840
Revenue from sale of goods, related party transactions | £																							£ 79,000,000
Accumulated deficit | £																													£ 33,235,835	£ 33,731,738
Cash operating activities | £																							6,600,000
Net income loss | £																							353,582	£ 512,658
Cash and cash equivalents | £																		£ 5,997,297						5,997,297					1,918,522	4,808,060		£ 1,566,688
Current assets excluding convertible loan notes | £																													4,900,000
Current liabilities excluding convertible loan notes | £																													£ 2,800,000
Proceeds from initial public offering													$ 4,900,000	£ 3,900,000	$ 7,400,000	£ 6,200,000	$ 4,600,000	3,700,000	$ 17,500,000	£ 12,800,000
Commissions, costs and expenses															$ 6,600,000	£ 5,500,000	$ 3,800,000	£ 3,000,000.0	$ 14,500,000	£ 10,600,000
Convertible loan note instrument																					$ 20,000,000.0			£ 1,936,360
Notes and debentures issued									$ 13,447,012																$ 14,228,245					10,506,174	£ 9,861,405
Repayments of borrowings																									$ 3,195,765					£ 2,632,324
Warrants to subscribe		200,000					11,678
Warrants exercise price | $ / shares									$ 4.25
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | £ / shares																												£ 0.35
Proceeds from initial public offering											$ 2,400,000	£ 2,000,000.0
Cash on hand																										$ 2,600,000	£ 2,100,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares							$ 0.20
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									126,560																						126,560
Nominal value per share | $ / shares																						0.0001
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants					$ 7,350,000	£ 6,073,376
Exercise price | $ / shares																						1.75			$ 5.00
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																						$ 1.75			$ 5.00
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 0.001		$ 4.999
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.599
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			215,000					230,000	63,280																						63,280
Proceeds from issue of ordinary shares | £										£ 31,640
Number of warrants to purchase									126,560																						126,560
Proceeds from exercise of warrants									$ 13,447,012	9,861,405
Funding costs | $									$ 3,000,000.0
Proceeds from exercise of options | $								$ 4,900,000
Offering expenses before deductions | $								$ 600,000
Shares purchased			215,000	2,800,000	155,000	155,000
Exercise price | $ / shares			$ 1.75
Par value per share | $ / shares			$ 1.60
Expiration date				expiration dates of May 30, 2025 and May 30, 2028
American depositary shares [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									82,353																						82,353
Proceeds from issue of ordinary shares | £										41,176
Number of warrants to purchase									189,412																						189,412
Proceeds from exercise of warrants									$ 17,500,000	£ 12,800,000
American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased			3,222,500		1,315,000	1,315,000
American depositary shares [member] | Series A warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased					1,470,000	1,470,000
American depositary shares [member] | Series B warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased					1,470,000	1,470,000
American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 5.00	$ 5.00
American depositary shares [member] | Ordinary shares A [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased			3,437,500
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									63,280																						63,280
Ordinary share [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									82,353																						82,353